Operating expenses - Disclosure of general and administrative expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 57,574	€ 48,194
GENERAL AND ADMINISTRATIVE EXPENSES
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	1,640	5,059
Consulting and professional fees	3,344	1,935
Other general and administrative expenses	1,299	1,039
Operating expenses	€ 6,283	€ 8,033